Fair values of financial assets and financial liabilities - Not measured at fair value (Details) - Not measured at fair value - AUD ($) $ in Millions	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Fair values of financial assets and financial liabilities
Financial assets	$ 898,273	$ 885,100	$ 897,869
Financial assets, Fair Value	898,271	884,334	895,290
Financial liabilities	931,159	897,229	881,258
Financial liabilities, Fair Value	934,085	900,115	883,449
Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities	3,738	3,078	2,534
Financial liabilities, Fair Value	3,738	3,078	2,534
Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities	696,765	673,611	650,953
Financial liabilities, Fair Value	697,583	674,384	651,550
Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities	22,528	18,758	34,116
Financial liabilities, Fair Value	22,528	18,758	34,116
Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities	167,425	163,899	156,375
Financial liabilities, Fair Value	168,065	164,505	156,705
Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities	40,703	37,883	37,280
Financial liabilities, Fair Value	42,171	39,390	38,544
Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets	58,352	65,667	95,907
Financial assets, Fair Value	58,352	65,667	95,907
Collateral paid
Fair values of financial assets and financial liabilities
Financial assets	6,190	6,269	4,671
Financial assets, Fair Value	6,190	6,269	4,671
Investment securities
Fair values of financial assets and financial liabilities
Financial assets	1,068	1,166	1,200
Financial assets, Fair Value	1,068	1,166	1,200
Loans
Fair values of financial assets and financial liabilities
Financial assets	824,777	806,542	784,825
Financial assets, Fair Value	824,775	805,776	782,246
Other financial assets
Fair values of financial assets and financial liabilities
Financial assets	7,886	5,456	11,266
Financial assets, Fair Value	$ 7,886	$ 5,456	$ 11,266